Paul Hastings LLP
55 Second Street, Twenty-Fourth Floor
San Francisco, California  94105-3441
telephone (415) 856-7000
facsimile (415) 856-7100
www.paulhastings.com

March 9, 2012

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Firsthand Funds - File Nos. 333-179001 and 811-08268

Ladies and Gentlemen:

On behalf of Firsthand Funds (the “Registrant”), we hereby respond to the oral comments provided on February 17, 2012 by Mr. Dominic J. Minore of the Securities and Exchange Commission’s (the “Commission”) staff with respect to the Registrant’s Form N-14 filed on January 13, 2012 (the “Registration Statement”), which contained disclosure with respect to a proposed reorganization of the Firsthand Technology Leaders Fund (“Target Fund”) into the Firsthand Technology Opportunities Fund (the “Surviving Fund”) (the Target Fund and the Surviving Fund are referred to together as the “Funds”).  Both Funds are series of the Registrant.  We have discussed these comments with the Registrant, which has directed us to provide the responses provided below.  These responses also are reflected in the pre-effective amendment to the Registration Statement.

Those comments are repeated below and organized in the same fashion as presented by Mr. Minore.

1.	Comment: Please provide the “Tandy” representations in connection with the Registrant’s responses to these comments.

Response:  Comment accepted.  Please see the end of this letter.

2.
Comment:  In the cross-reference sheet, especially footnote 1, please update all references to include the annual report for the year ended December 31, 2011 (if available) or the semi-annual report for the period ended June 30, 2011.

Response:  Comment accepted.  References on the cross reference page and elsewhere in the Registration Statement have been updated to include the annual report for the year ended December 31, 2011.

3.
Comment:  In the letter to shareholders, where there is a statement that there would be no increase in expenses after the reorganization has occurred, please also state that the adviser would pay the costs of the reorganization and the estimated amount of those expenses.  On page 5 of the document where the disclosure states that the adviser would pay the reorganization expenses, please also note the estimated amount of those reorganization expenses and, if true, that no material brokerage expenses are expected as a result of the reorganization.

Securities and Exchange Commission
March 9, 2012

Response:  Comment accepted.  Please see the revised disclosure in that letter and on page 5.

4.	Comment: Please confirm whether a prospectus for the Surviving Fund will be distributed to shareholders of the Target Fund along with the prospectus/proxy statement from the Form N-14.

Response:  All shareholders in the Target Fund already have received a copy of the current prospectus for the Surviving Fund because the Registrant uses a combined prospectus that includes both Funds.  Also, the Form N-14 disclosure includes all the material disclosure about the Surviving Fund so the separate prospectus would not include any additional material disclosure about that Fund.

5.	Comment: On page 7 please also include a risk factor for the technology sector.

Response:  Comment accepted.  A risk factor for investments in the technology section has been added, and the Registrant has confirmed that all material risk factors are now disclosed, including those that were not previously included from the prospectus for the Funds.

6.	Comment: Please disclose the limit on investments in foreign and emerging markets, or disclose that there is no limit on those investments.

Response:  Neither Fund has a limit on foreign or emerging market investments.  The Registrant has revised its disclosure to state that there is no limit on those investments.  The Registrant already has included in the document separate risk factors for foreign and emerging markets investments.

7.
Comment:  Please disclose whether the Target Fund’s assets are consistent with the investment objective and policies of the Surviving Fund. If any material sales of the Target’s portfolio securities are expected, please estimate the costs of those sales, as well as indicate in the schedule of investments which securities will be sold.

Response:  Comment accepted.  Disclosure has been added to explain that the Target Fund’s portfolio securities are sufficiently consistent with the Surviving Fund’s investment objective and strategy to avoid the need for material dispositions of securities.

8.
Comment:  Please note that before the Registration Statement may be declared effective, the pre-effective amendment should include the form of tax opinion and an undertaking to file the final opinion promptly after closing of the reorganization, or include a final tax opinion.  Please be aware that a legality of shares opinion will be required as well in order for the Registration Statement to become effective.

Response:  Comment accepted.  The Registrant understands these requirements.

9.	Comment: Please delete the statement on page 7 that the language in the Reorganization Agreement will control if there are any inconsistencies between it and the Proxy Statement.

Response:  Comment accepted.  That statement has been removed.

Securities and Exchange Commission
March 9, 2012

10.	Comment: Under “Reasons for the Reorganization,” please remove the third bullet point about achieving economies of scale, which may not be available under a unified fee structure.

Response:  The Registrant has revised that disclosure to explain that the potential economies of scale relate to the break points under the unified fee structure rather than other operating expenses.

11.	Comment: Please disclose that there is no material difference in the valuation policies for the Funds.

Response:  Comment accepted.  This disclosure has been added.

12.	Comment: Please disclose the comparative foreign and emerging markets exposure for each Fund, especially if there is no set maximum exposure for a particular Fund.

Response:  Comment accepted.  That disclosure has been added, with a note that exposure to these types of investments can change frequently and substantially.

13.	Comment: Please summarize and repeat in the summary the disclosure from the tax discussion on page 11 about the potential loss of realized capital loss carryforwards and unrealized capital losses.

Response:  Under “Federal Income Tax Consequences” in the “SUMMARY” section, there already is disclosure as follows: “However, the use of [the Target Fund’s] capital loss carryforwards and losses realized upon the sale of [the Target Fund’s] assets against future capital gains may be substantially reduced or even eliminated as a result of the Reorganization.”  Although I was not able to locate that disclosure during our telephone call, that disclosure should be adequate, together with the more detailed disclosure later in the document, to convey the essential message about the potential loss of those items as a result of the proposed reorganization.

14.
Comment:  In the capitalization table, the Commission staff may have comments when the table has been completed.  Please note that the pro forma net asset value per share of the Surviving Fund should not change as a result of the reorganization.

Response:  Comment accepted and noted.

15.	Comment: Under “ADDITIONAL INFORMATION ABOUT THE TRUST,” please update the date of the audited financials, taking into consideration the expected mailing date of the prospectus/proxy statement.

Response:  Comment accepted.  That disclosure has been revised to refer to the updated annual shareholder reports.

16.	Comment: Please confirm that the Agreement and Plan of Reorganization in Appendix B will be included in the materials mailed to shareholders.

Response:  Comment accepted.  The Registrant has confirmed that the mailing will include that document.

Securities and Exchange Commission
March 9, 2012

17.	Comment: Please consider whether the expense example shown on page 17 should also be included in the summary.

Response:  The Registrant has considered whether to include an expense example in the summary and has concluded that it would not be useful or appropriate in the summary because the unified expense structure for the Funds means that the figures would be the same for both Funds.

18.
Comment:  In the statement of additional information, under the documents incorporated by reference, please also incorporate by reference the prospectus for the Surviving Fund, and update the reference to the new annual report if available (or the semi-annual report if not).

Response:  Comment accepted.  That disclosure has been added and updated.

19.
Comment:  On page 4 of the pro forma combined financial statements, please re-calculate and revise the number of shares outstanding to increase the pro forma total shares by only the amount of the new shares to be issued.

Response:  Comment accepted.  That disclosure has been corrected and revised.

20.	Comment: On page 10 of the pro forma combined financial statements, please make the same correcting change.

Response:  Comment accepted.  That disclosure has been corrected and revised accordingly.

21.	Comment: In the third undertaking on page C-4, please revise the undertaking to state that the tax opinion will be filed promptly after consummation of the reorganization.

Response:  Comment accepted.  That undertaking has been revised.

22.	Comment: Please revise the signature blocks and related language to conform to the requirements of the form, namely by giving the required titles of the executing officers.

Response:  Comment accepted.  That disclosure has been revised.

23.
Comment:  Please include in a note to the pro forma financial statements an appropriate reference to those assets and liabilities that are measured at fair value, as provided under FASB’s Accounting Standard Codification 820-10-50.

Response:  Comment accepted.  That disclosure has been added to a note to the pro forma financial statements.

*     *     *     *     *

 We also hereby provide the following statements on behalf of the Registrant:

●	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

Securities and Exchange Commission
March 9, 2012

●	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

●	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth
for PAUL HASTINGS LLP

cc:	Firsthand Funds
Firsthand Capital Management, Inc.